Quarterly Report
October 31, 2023
MFS®  Emerging Markets
Debt Fund
EMD-Q1

Portfolio of Investments
10/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 88.7%
Angola – 1.6%
Republic of Angola, 8.75%, 4/14/2032 (n)		$24,759,000	$19,240,615
Republic of Angola, 9.375%, 5/08/2048 (n)		500,000	355,185
Republic of Angola, 9.375%, 5/08/2048		27,216,000	19,333,430
Republic of Angola, 9.125%, 11/26/2049 (n)		391,000	273,700
Republic of Angola, 9.125%, 11/26/2049		86,028,000	60,219,600
			$99,422,530
Argentina – 1.0%
Republic of Argentina, 3.625%, 7/09/2035		$37,034,000	$9,086,623
Republic of Argentina, 4.25%, 1/09/2038		52,660,000	15,836,229
Republic of Argentina, 3.5%, 7/09/2041		132,681,000	34,606,790
SCC Power PLC, 8% (8% Cash or 4% Cash and 4% PIK) to 6/15/2024, 8% Cash to 12/31/2028 (n)(p)		6,993,225	2,606,375
SCC Power PLC, 4% (4% Cash or 4% PIK) to 6/15/2024, 4% Cash to 5/17/2032 (n)(p)		3,787,995	464,787
			$62,600,804
Azerbaijan – 1.0%
Republic of Azerbaijan, 3.5%, 9/01/2032		$32,261,000	$25,165,516
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		31,760,000	31,296,304
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		5,450,000	5,305,030
			$61,766,850
Benin – 0.1%
Republic of Benin, 4.875%, 1/19/2032	EUR	8,302,000	$6,553,475
Bermuda – 0.7%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$16,826,000	$13,316,096
Government of Bermuda, 2.375%, 8/20/2030		7,033,000	5,565,916
Government of Bermuda, 5%, 7/15/2032 (n)		15,492,000	14,098,796
Government of Bermuda, 3.375%, 8/20/2050 (n)		15,484,000	9,107,361
Government of Bermuda, 3.375%, 8/20/2050		1,200,000	705,815
			$42,793,984
Brazil – 3.5%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$20,258,660	$18,282,523
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		7,374,000	6,748,306
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)		19,802,000	19,752,495
Ero Copper Corp., 6.5%, 2/15/2030 (n)		7,535,000	6,379,361
Federative Republic of Brazil, 10%, 1/01/2025	BRL	89,983,000	17,637,320
Federative Republic of Brazil, 10%, 1/01/2027		202,623,000	38,866,803
Federative Republic of Brazil, 10%, 1/01/2029		207,696,000	38,743,678
Federative Republic of Brazil, 10%, 1/01/2031		48,034,000	8,748,248
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		$11,623,000	8,961,461
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		11,110,927	7,905,425
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031		11,225,911	7,987,236
Minerva Luxembourg S.A., 8.875%, 9/13/2033 (n)		15,599,000	15,309,639
MV24 Capital B.V., 6.748%, 6/01/2034		7,082,811	6,154,596
Sitios Latinoamerica, S.A.B. de C.V., 5.375%, 4/04/2032		11,065,000	9,313,783
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		6,835,000	6,570,660
			$217,361,534
Bulgaria – 0.3%
Bulgarian Energy Holdings, 2.45%, 7/22/2028	EUR	21,817,000	$18,929,351

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chile – 4.3%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	$2,909,000	$2,688,498
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079	14,319,000	13,233,620
Agrosuper S.A., 4.6%, 1/20/2032	4,865,000	3,878,004
Agrosuper S.A., 4.6%, 1/20/2032 (n)	1,157,000	922,271
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)	12,951,687	8,411,816
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	11,434,000	10,958,917
Banco del Estado de Chile, 2.704%, 1/09/2025	10,998,000	10,541,033
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033 (n)	10,490,000	10,183,167
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033	5,017,000	4,870,253
Chile Electricity PEC S.p.A., 0%, 1/25/2028	8,915,000	6,803,190
Codelco, Inc. (Republic of Chile), 6.3%, 9/08/2053 (n)	4,369,000	3,775,615
Colbun S.A., 3.95%, 10/11/2027	6,705,000	6,128,504
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)	17,617,000	14,211,340
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032	5,296,000	4,272,195
Corporación Nacional del Cobre de Chile, 5.95%, 1/08/2034 (n)	37,942,000	35,244,109
E.CL S.A., 4.5%, 1/29/2025	7,378,000	7,091,151
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026	7,360,000	6,791,943
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)	1,484,000	1,359,765
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029	15,394,000	14,105,270
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)	16,339,000	12,675,066
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031	1,658,000	1,286,202
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)	14,826,000	13,753,278
Enel Chile S.A., 4.875%, 6/12/2028	7,034,000	6,561,328
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	12,882,000	10,355,129
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	8,500,000	6,832,681
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	14,553,000	13,033,715
Republic of Chile, 2.55%, 7/27/2033	17,026,000	12,745,908
Republic of Chile, 3.5%, 1/31/2034	14,384,000	11,550,461
Republic of Chile, 5.33%, 1/05/2054	5,713,000	4,844,947
Transelec S.A., 3.875%, 1/12/2029	5,077,000	4,564,063
		$263,673,439
China – 1.7%
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024	$12,994,000	$12,812,136
Country Garden Holdings Co. Ltd., 2.7%, 7/12/2026 (a)	2,630,000	105,200
Country Garden Holdings Co. Ltd., 4.8%, 8/06/2030 (a)	985,000	36,613
Country Garden Holdings Co. Ltd., 3.875%, 10/22/2030 (a)	3,720,000	152,520
Country Garden Holdings Co. Ltd., 3.3%, 1/12/2031 (a)	3,009,000	105,315
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024	11,454,000	10,824,030
Huarong Finance II Co. Ltd. (People’s Republic of China), 5.5%, 1/16/2025	5,024,000	4,823,040
Meituan, 2.125%, 10/28/2025 (n)	8,941,000	8,242,491
Meituan, 2.125%, 10/28/2025	2,700,000	2,489,065
Meituan, 3.05%, 10/28/2030 (n)	11,874,000	9,095,431
Prosus N.V., 3.061%, 7/13/2031 (n)	11,754,000	8,467,052
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027	17,031,000	15,959,835
Sunac China Holdings Ltd., 7.5%, 2/01/2024 (a)(d)	15,215,000	2,282,250
Sunac China Holdings Ltd., 7.95%, 10/11/2024 (a)(d)	3,354,000	503,100
Sunac China Holdings Ltd., 6.5%, 1/10/2025 (a)(d)	8,326,000	1,290,530
Tencent Holdings Ltd., 2.88%, 4/22/2031	11,356,000	9,052,067
Times China Holdings Ltd., 6.75%, 7/08/2025 (a)(d)	9,100,000	282,100
Times China Holdings Ltd., 6.2%, 3/22/2026 (a)(d)	9,800,000	196,000
Weibo Corp., 3.375%, 7/08/2030	19,623,000	15,205,661
		$101,924,436

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Colombia – 1.4%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		$7,710,000	$5,925,135
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		17,291,000	11,511,317
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030		300,000	199,722
Republic of Colombia, 3.125%, 4/15/2031		32,543,000	24,058,523
Republic of Colombia, 3.25%, 4/22/2032		21,437,000	15,336,591
Republic of Colombia, 8%, 4/20/2033		4,168,000	4,070,041
Republic of Colombia, 5.2%, 5/15/2049		10,218,000	6,534,098
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		13,593,000	10,522,488
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		7,059,475	6,620,916
			$84,778,831
Costa Rica – 0.9%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		$9,385,000	$9,104,680
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		28,972,000	27,553,485
Republic of Costa Rica, 7%, 4/04/2044		13,075,000	11,973,802
Republic of Costa Rica, 7.158%, 3/12/2045		7,027,000	6,556,034
			$55,188,001
Cote d'Ivoire – 0.9%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	14,382,000	$12,554,519
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		23,363,000	18,632,999
Republic of Cote d'Ivoire, 4.875%, 1/30/2032		3,600,000	2,871,155
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		6,363,000	4,866,094
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		16,054,000	12,277,270
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		6,440,000	4,565,491
Republic of Cote d'Ivoire, 6.625%, 3/22/2048		1,600,000	1,134,283
			$56,901,811
Czech Republic – 0.9%
Czech Republic, 5%, 9/30/2030	CZK	317,040,000	$13,986,436
Czech Republic, 2%, 10/13/2033		697,700,000	23,759,091
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	3,691,000	3,144,292
EP Infrastructure A.S., 1.816%, 3/02/2031		9,725,000	7,361,978
PPF Telecom Group B.V., 3.25%, 9/29/2027		9,155,000	8,948,282
			$57,200,079
Dominican Republic – 3.5%
Dominican Republic, 5.5%, 2/22/2029 (n)		$18,127,000	$16,496,486
Dominican Republic, 4.5%, 1/30/2030 (z)		7,378,000	6,243,697
Dominican Republic, 4.5%, 1/30/2030		200,000	169,252
Dominican Republic, 7.05%, 2/03/2031 (n)		11,994,000	11,503,236
Dominican Republic, 4.875%, 9/23/2032 (n)		27,009,000	21,825,566
Dominican Republic, 4.875%, 9/23/2032		56,961,000	46,029,326
Dominican Republic, 6%, 2/22/2033 (n)		24,933,000	21,974,960
Dominican Republic, 6%, 2/22/2033		5,539,000	4,881,856
Dominican Republic, 5.3%, 1/21/2041 (n)		7,065,000	5,142,756
Dominican Republic, 5.3%, 1/21/2041		11,200,000	8,152,706
Dominican Republic, 6.5%, 2/15/2048		7,790,000	6,191,600
Dominican Republic, 6.4%, 6/05/2049		5,182,000	4,059,525
Dominican Republic, 5.875%, 1/30/2060 (n)		896,000	635,252
Dominican Republic, 5.875%, 1/30/2060		66,203,000	46,937,059
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)		6,557,000	5,655,413
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028		11,200,000	9,660,000
			$215,558,690

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ecuador – 1.0%
Republic of Ecuador, 3.5%, 7/31/2035		$86,751,000	$32,821,955
Republic of Ecuador, 2.5%, 7/31/2040 (n)		2,286,161	764,603
Republic of Ecuador, 2.5%, 7/31/2040		91,893,000	30,733,481
			$64,320,039
Egypt – 1.1%
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		$1,618,000	$837,477
Arab Republic of Egypt, 8.5%, 1/31/2047		42,430,000	21,961,768
Arab Republic of Egypt, 7.903%, 2/21/2048		16,023,000	8,113,342
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		9,028,000	4,739,700
Arab Republic of Egypt, 8.7%, 3/01/2049		12,486,000	6,555,150
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		10,162,000	5,380,982
Arab Republic of Egypt, 8.875%, 5/29/2050		11,148,000	5,903,089
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		16,191,000	7,976,010
Energean PLC, 6.5%, 4/30/2027		7,143,000	5,942,262
			$67,409,780
El Salvador – 0.1%
Republic of El Salvador, 7.65%, 6/15/2035		$5,193,000	$3,627,880
Republic of El Salvador, 7.124%, 1/20/2050		4,684,000	2,922,506
			$6,550,386
Gabon – 0.2%
Republic of Gabon, 7%, 11/24/2031		$20,558,000	$14,544,250
Ghana – 0.4%
Kosmos Energy Ltd., 7.75%, 5/01/2027		$3,268,000	$2,936,346
Kosmos Energy Ltd., 7.5%, 3/01/2028		5,021,000	4,393,375
Republic of Ghana, 8.625%, 4/07/2034 (a)(d)		8,475,000	3,571,026
Republic of Ghana, 7.875%, 2/11/2035 (a)(d)		36,792,000	15,690,316
			$26,591,063
Guatemala – 1.6%
Central America Bottling Co., 5.25%, 4/27/2029 (n)		$12,764,000	$11,232,320
CT Trust, 5.125%, 2/03/2032 (n)		10,052,000	7,744,898
Energuate Trust, 5.875%, 5/03/2027 (n)		2,515,000	2,257,212
Energuate Trust, 5.875%, 5/03/2027		16,528,000	14,833,880
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		8,001,000	7,045,281
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		9,384,000	7,078,117
Millicom International Cellular S.A., 4.5%, 4/27/2031		2,749,000	2,073,502
Republic of Guatemala, 5.25%, 8/10/2029 (n)		5,267,000	4,759,221
Republic of Guatemala, 4.9%, 6/01/2030		9,421,000	8,381,966
Republic of Guatemala, 3.7%, 10/07/2033		18,223,000	13,413,000
Republic of Guatemala, 3.7%, 10/07/2033 (n)		9,276,000	6,827,580
Republic of Guatemala, 6.6%, 6/13/2036 (n)		8,214,000	7,587,387
Republic of Guatemala, 4.65%, 10/07/2041		3,877,000	2,677,997
			$95,912,361
Hungary – 1.6%
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		$14,688,000	$14,366,421
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag, 0.875%, 11/18/2027	EUR	17,200,000	14,871,324
Republic of Hungary, 6.125%, 5/22/2028 (n)		$6,025,000	5,972,583
Republic of Hungary, 5.25%, 6/16/2029 (n)		12,877,000	12,130,134
Republic of Hungary, 6.25%, 9/22/2032 (n)		21,381,000	20,547,611
Republic of Hungary, 5.5%, 6/16/2034 (n)		30,498,000	27,137,120

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Hungary – continued
Republic of Hungary, 6.75%, 9/25/2052 (n)		$5,461,000	$5,040,612
			$100,065,805
India – 5.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$13,683,000	$13,108,588
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		5,500,000	5,269,110
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)		8,703,000	5,321,065
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		12,431,195	8,875,441
Adani Transmission Ltd., 4.25%, 5/21/2036		12,663,470	9,041,277
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		7,512,422	6,235,311
Azure Power Energy Ltd., 3.575%, 8/19/2026		11,562,088	9,596,533
Clean Renewable Power (Mauritius) Pte. Ltd., 4.25%, 3/25/2027 (n)		12,609,000	10,734,987
Clean Renewable Power (Mauritius) Pte. Ltd., 4.25%, 3/25/2027		2,950,200	2,511,726
Cliffton Ltd., 6.25%, 10/25/2025 (n)		9,502,000	9,181,022
Continuum Energy Aura Pte. Ltd., 9.5%, 2/24/2027 (n)		14,278,000	14,069,336
Export-Import Bank of India, 3.25%, 1/15/2030		7,705,000	6,504,331
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		28,790,000	22,088,623
Export-Import Bank of India, 2.25%, 1/13/2031		7,240,000	5,554,763
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		32,946,000	31,031,933
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		13,274,675	11,814,461
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)		6,979,437	5,849,142
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)		10,241,000	9,724,068
Indian Railway Finance Corp., 3.249%, 2/13/2030		5,300,000	4,427,130
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		19,986,000	15,815,711
Indian Railway Finance Corp., 2.8%, 2/10/2031		12,693,000	10,044,472
JSW Hydro Energy Ltd., 4.125%, 5/18/2031		11,549,160	9,466,148
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)		17,682,000	15,132,422
JSW Infrastructure Ltd., 4.95%, 1/21/2029		3,429,000	2,934,571
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		8,024,000	6,883,627
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030		2,800,000	2,402,063
Power Finance Corp. Ltd. (Republic of India), 3.35%, 5/16/2031		8,519,000	6,857,959
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		19,780,000	19,236,261
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		8,359,000	6,838,074
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		17,969,000	17,724,622
UPL Ltd., 4.625%, 6/16/2030		3,366,000	2,659,554
			$306,934,331
Indonesia – 3.2%
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		$1,917,000	$1,815,273
Listrindo Capital B.V., 4.95%, 9/14/2026		15,662,000	14,830,886
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)		6,382,000	5,894,572
Medco Maple Tree Pte. Ltd., 8.96%, 4/27/2029 (n)		14,020,000	13,757,125
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		6,556,000	5,475,273
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		7,198,000	6,414,056
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)		17,902,000	14,772,730
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		10,122,000	8,026,604
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032		10,488,000	8,126,232
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052		20,914,000	13,966,369
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,353,000	4,522,129
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		2,100,000	1,494,801
Republic of Indonesia, 3.55%, 3/31/2032		11,622,000	9,774,653
Republic of Indonesia, 4.7%, 6/06/2032 (n)		7,054,000	6,533,229
Republic of Indonesia, 4.65%, 9/20/2032		9,970,000	9,131,401
Republic of Indonesia, 4.85%, 1/11/2033		20,104,000	18,772,456
Republic of Indonesia, 1.1%, 3/12/2033	EUR	12,250,000	9,278,653
Republic of Indonesia, 4.35%, 1/11/2048		$15,130,000	11,514,668

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Indonesia – continued
Republic of Indonesia, 5.45%, 9/20/2052	$14,622,000	$12,904,061
Star Energy Geothermal (Salak-Darajat) B.V., 4.85%, 10/14/2038 (n)	2,730,000	2,250,761
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)	9,811,491	9,297,723
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033	7,020,717	6,653,085
		$195,206,740
Israel – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V., 7.875%, 9/15/2029	$10,428,000	$10,283,028
Teva Pharmaceutical Finance Netherlands III B.V., 8.125%, 9/15/2031	6,224,000	6,162,209
		$16,445,237
Jamaica – 0.2%
Government of Jamaica, 7.875%, 7/28/2045	$9,350,000	$10,094,893
Jordan – 0.4%
Hashemite Kingdom of Jordan, 7.5%, 1/13/2029 (n)	$3,370,000	$3,130,103
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047	28,508,000	21,497,313
		$24,627,416
Kazakhstan – 2.2%
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)	$5,565,000	$4,972,484
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030	9,641,000	8,614,505
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033	23,883,000	17,374,883
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047	18,306,000	13,565,112
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)	2,262,000	1,768,884
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048	45,230,000	35,369,860
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027	6,227,000	5,675,662
Republic of Kazakhstan, 6.5%, 7/21/2045	6,175,000	6,051,500
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	33,468,000	29,826,012
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)	17,232,000	12,811,647
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	2,400,000	1,784,352
		$137,814,901
Kenya – 0.4%
Republic of Kenya, 7%, 5/22/2027	$5,801,000	$5,011,600
Republic of Kenya, 8%, 5/22/2032	28,963,000	22,647,328
		$27,658,928
Kuwait – 0.5%
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)	$13,971,000	$12,303,617
NBK Tier 1 Financing Ltd. (State of Kuwait), 3.625% to 2/24/2027, FLR (CMT - 6yr. + 2.875%) to 8/24/2169	19,335,000	16,645,115
		$28,948,732
Macau – 0.2%
Sands China Ltd., 3.5%, 8/08/2031	$7,985,000	$6,045,641
Wynn Macau Ltd., 5.125%, 12/15/2029	7,618,000	5,980,609
		$12,026,250
Malaysia – 0.3%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$15,729,000	$12,660,272
PETRONAS Capital Ltd. (Federation of Malaysia), 3.404%, 4/28/2061	13,798,000	8,077,154
		$20,737,426

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – 7.8%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171		$9,254,000	$6,954,137
Banco Mercantil del Norte S.A., 7.625% to 1/10/2028, FLR (CMT - 10yr. + 5.353%) to 10/06/2171		7,945,000	7,200,171
BBVA Bancomer S.A., 8.45%, 6/29/2038 (n)		12,440,000	11,867,251
Becle S.A.B. de C.V., 2.5%, 10/14/2031		20,877,000	15,282,044
Bimbo Bakeries USA, Inc., 6.05%, 1/15/2029 (n)		14,106,000	14,119,965
CEMEX S.A.B. de C.V., 9.125%, 3/14/2171 (n)		16,243,000	16,651,268
Comision Federal de Electricidad (United Mexican States), 4.688%, 5/15/2029 (n)		13,692,000	12,132,065
Comision Federal de Electricidad (United Mexican States), 3.875%, 7/26/2033 (n)		16,671,000	12,083,999
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		15,323,000	13,273,549
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)		12,362,000	9,711,513
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		14,231,000	12,427,938
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027		12,649,000	10,649,963
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		9,897,000	6,912,570
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		13,916,000	9,719,645
Petroleos Mexicanos, 6.49%, 1/23/2027		10,715,000	9,489,469
Petroleos Mexicanos, 8.75%, 6/02/2029		7,465,000	6,601,701
Petroleos Mexicanos, 6.84%, 1/23/2030		24,151,000	18,807,574
Petroleos Mexicanos, 5.95%, 1/28/2031		46,648,000	33,376,644
Petroleos Mexicanos, 6.7%, 2/16/2032		29,247,000	21,564,277
Petroleos Mexicanos, 6.75%, 9/21/2047		24,572,000	13,917,659
Petroleos Mexicanos, 7.69%, 1/23/2050		72,357,000	44,686,158
Petroleos Mexicanos, 6.95%, 1/28/2060		34,556,000	19,572,062
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)		9,489,000	4,543,700
United Mexican States, 5.75%, 3/05/2026	MXN	188,400,000	9,390,322
United Mexican States, 7.5%, 6/03/2027		117,500,000	5,963,700
United Mexican States, 8.5%, 5/31/2029		533,100,000	27,472,584
United Mexican States, 7.75%, 5/29/2031		412,300,000	19,913,845
United Mexican States, 4.875%, 5/19/2033		$7,108,000	6,232,140
United Mexican States, 7.5%, 5/26/2033	MXN	193,300,000	8,959,947
United Mexican States, 1.45%, 10/25/2033	EUR	8,004,000	5,941,028
United Mexican States, 3.5%, 2/12/2034		$17,720,000	13,530,627
United Mexican States, 6.35%, 2/09/2035		13,898,000	13,285,958
United Mexican States, 8%, 5/24/2035	MXN	126,400,000	5,987,735
United Mexican States, 6.338%, 5/04/2053		$36,409,000	31,829,553
			$480,052,761
Morocco – 0.8%
Kingdom of Morocco, 5.95%, 3/08/2028 (n)		$3,413,000	$3,340,474
Kingdom of Morocco, 3%, 12/15/2032		11,506,000	8,571,970
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		19,290,000	18,479,434
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		17,682,000	11,312,236
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051		12,964,000	8,293,849
			$49,997,963
Nigeria – 2.0%
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		$12,982,000	$10,589,911
Federal Republic of Nigeria, 7.875%, 2/16/2032		36,517,000	29,222,729
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		22,438,000	16,844,655
Federal Republic of Nigeria, 7.375%, 9/28/2033		39,277,000	29,486,029
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		336,000	238,980
Federal Republic of Nigeria, 7.696%, 2/23/2038		37,016,000	26,327,630
Federal Republic of Nigeria, 7.625%, 11/28/2047		9,173,000	6,168,843
Federal Republic of Nigeria, 9.248%, 1/21/2049		500,000	387,500
Federal Republic of Nigeria, 8.25%, 9/28/2051		4,238,000	2,976,619
			$122,242,896

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oman – 3.6%
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		$16,730,000	$15,432,689
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031		5,450,000	5,027,385
Sultanate of Oman, 6.25%, 1/25/2031		6,787,000	6,586,566
Sultanate of Oman, 6.5%, 3/08/2047		33,274,000	29,031,565
Sultanate of Oman, 6.75%, 1/17/2048 (n)		200,000	178,740
Sultanate of Oman, 6.75%, 1/17/2048		91,577,000	81,842,365
Sultanate of Oman, 7%, 1/25/2051 (n)		15,943,000	14,627,703
Sultanate of Oman, 7%, 1/25/2051		76,628,000	70,306,190
			$223,033,203
Pakistan – 0.8%
Islamic Republic of Pakistan, 6%, 4/08/2026		$5,089,000	$2,773,505
Islamic Republic of Pakistan, 6.875%, 12/05/2027		37,800,000	19,950,840
Islamic Republic of Pakistan, 7.375%, 4/08/2031		36,601,000	17,934,490
Islamic Republic of Pakistan, 8.875%, 4/08/2051		13,386,000	6,477,485
			$47,136,320
Panama – 1.2%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$4,000,000	$3,523,120
Autoridad del Canal de Panama, 4.95%, 7/29/2035		978,000	861,403
Banco General S.A., 5.25% to 5/07/2031, FLR (CMT - 10yr. + 3.665%) to 5/07/2071 (n)		3,940,000	3,488,324
Cable Onda S.A., 4.5%, 1/30/2030 (n)		5,390,000	4,254,731
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		6,521,000	4,662,515
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049		5,800,000	4,147,000
Panama Canal Railway Co., 7%, 11/01/2026		2,189,277	2,211,170
Panama Canal Railway Co., 7%, 11/01/2026 (n)		434,505	438,850
Republic of Panama, 3.362%, 6/30/2031 (n)		7,655,000	5,874,217
Republic of Panama, 2.252%, 9/29/2032		3,529,000	2,404,985
Republic of Panama, 3.298%, 1/19/2033		2,789,000	2,061,683
Republic of Panama, 6.375%, 7/25/2033 (n)		7,770,000	7,046,224
Republic of Panama, 6.4%, 2/14/2035		9,711,000	8,904,062
Republic of Panama, 6.875%, 1/31/2036		5,670,000	5,334,293
Republic of Panama, 6.853%, 3/28/2054		13,276,000	11,440,453
Republic of Panama, 4.5%, 1/19/2063		14,818,000	8,753,745
			$75,406,775
Paraguay – 2.3%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)		$6,079,000	$5,523,147
Republic of Paraguay, 4.95%, 4/28/2031		10,177,000	9,239,673
Republic of Paraguay, 3.849%, 6/28/2033		18,201,000	14,585,550
Republic of Paraguay, 5.85%, 8/21/2033 (n)		15,173,000	13,986,280
Republic of Paraguay, 5.6%, 3/13/2048 (n)		3,088,000	2,379,244
Republic of Paraguay, 5.6%, 3/13/2048		36,546,000	28,157,985
Republic of Paraguay, 5.4%, 3/30/2050 (n)		256,000	191,319
Republic of Paraguay, 5.4%, 3/30/2050		79,143,000	59,146,696
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		3,483,000	3,143,408
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		8,797,000	7,939,293
			$144,292,595
Peru – 1.4%
Hunt Oil Co. of Peru LLC, 8.55%, 9/18/2033 (n)		$13,001,000	$13,035,973
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024		110,195	109,930
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)		6,707	6,691
Peru LNG, 5.375%, 3/22/2030		9,848,000	7,544,012
Republic of Peru, 6.15%, 8/12/2032	PEN	48,056,000	11,428,521
Republic of Peru, 7.3%, 8/12/2033		106,932,000	27,254,916

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Peru – continued
Republic of Peru, 5.4%, 8/12/2034	PEN	40,424,000	$8,777,544
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$19,285,000	15,710,229
Volcan Compañía Minera S.A.A., 4.375%, 2/11/2026		2,453,000	1,177,749
			$85,045,565
Philippines – 0.7%
ICTSI Treasury B.V., 3.5%, 11/16/2031		$9,945,000	$8,184,949
Republic of Philippines, 3.556%, 9/29/2032		8,054,000	6,780,948
Republic of Philippines, 5.609%, 4/13/2033		9,998,000	9,817,608
Republic of Philippines, 1.2%, 4/28/2033	EUR	8,055,000	6,306,337
Republic of Philippines, 5%, 7/17/2033		$6,459,000	6,089,726
Republic of Philippines, 1.75%, 4/28/2041	EUR	6,551,000	4,338,706
			$41,518,274
Poland – 0.8%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$14,318,000	$14,458,889
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		9,901,000	9,195,554
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		22,094,000	17,343,790
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	9,127,000	7,426,835
			$48,425,068
Qatar – 1.0%
Qatar Petroleum, 2.25%, 7/12/2031 (n)		$6,630,000	$5,178,414
Qatar Petroleum, 3.125%, 7/12/2041		10,837,000	7,116,658
Qatar Petroleum, 3.3%, 7/12/2051		12,536,000	7,641,294
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		12,178,000	11,008,912
State of Qatar, 4.817%, 3/14/2049 (n)		15,461,000	12,638,285
State of Qatar, 4.817%, 3/14/2049		18,500,000	15,122,455
			$58,706,018
Republic of Moldova – 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$17,038,000	$11,545,290
Aragvi Finance International DAC, 8.45%, 4/29/2026		300,000	203,286
			$11,748,576
Romania – 2.4%
Republic of Romania, 5.25%, 11/25/2027 (n)		$18,434,000	$17,789,252
Republic of Romania, 6.625%, 2/17/2028 (n)		16,440,000	16,440,000
Republic of Romania, 5.5%, 9/18/2028 (n)	EUR	20,239,000	21,286,402
Republic of Romania, 1.75%, 7/13/2030		3,915,000	3,149,998
Republic of Romania, 1.75%, 7/13/2030 (n)		11,620,000	9,349,418
Republic of Romania, 3%, 2/14/2031		$4,026,000	3,185,653
Republic of Romania, 2.124%, 7/16/2031	EUR	7,170,000	5,616,041
Republic of Romania, 2%, 1/28/2032		7,986,000	6,065,740
Republic of Romania, 2%, 1/28/2032 (n)		7,236,000	5,496,080
Republic of Romania, 3.625%, 3/27/2032		$6,062,000	4,798,073
Republic of Romania, 7.125%, 1/17/2033 (n)		20,216,000	20,103,842
Republic of Romania, 7.125%, 1/17/2033		10,748,000	10,688,370
Republic of Romania, 2%, 4/14/2033	EUR	4,859,000	3,525,164
Republic of Romania, 6%, 5/25/2034 (n)		$12,038,000	10,977,693
Republic of Romania, 2.625%, 12/02/2040 (n)	EUR	6,079,000	3,780,199
Republic of Romania, 2.625%, 12/02/2040		2,500,000	1,554,614
Republic of Romania, 2.75%, 4/14/2041 (n)		9,965,000	6,214,152
			$150,020,691

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Russia – 0.2%
Gazprom PJSC (Russian Federation), 1.85%, 11/17/2028 (z)	EUR	16,371,000	$9,527,188
Saudi Arabia – 2.9%
BSF Finance, 5.5%, 11/23/2027		$13,422,000	$13,227,596
GACI First Investment Co. (Kingdom of Saudi Arabia), 4.875%, 2/14/2035		10,254,000	9,036,337
Kingdom of Saudi Arabia, 4.875%, 7/18/2033 (n)		11,414,000	10,615,020
Kingdom of Saudi Arabia, 4.875%, 7/18/2033		5,342,000	4,968,060
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		42,629,000	32,158,465
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		18,135,000	10,518,300
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		18,334,000	14,498,197
Kingdom of Saudi Arabia, 5%, 1/18/2053		16,421,000	12,985,431
Kingdom of Saudi Arabia, 3.75%, 1/21/2055		8,508,000	5,379,608
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 2.694%, 6/17/2031 (n)		7,212,000	5,831,335
Saudi Arabian Oil Co., 3.5%, 4/16/2029		8,281,000	7,351,044
Saudi Arabian Oil Co., 2.25%, 11/24/2030 (n)		10,137,000	7,957,221
Saudi Arabian Oil Co., 2.25%, 11/24/2030		7,750,000	6,083,502
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		3,926,000	3,071,742
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		35,493,000	26,582,127
Saudi Electricity Global Sukuk Co., 5.684%, 4/11/2053		10,000,000	8,679,100
			$178,943,085
Senegal – 0.1%
Republic of Senegal, 6.75%, 3/13/2048		$5,942,000	$3,932,867
Serbia – 0.4%
Republic of Serbia, 6.25%, 5/26/2028 (n)		$12,736,000	$12,387,034
Republic of Serbia, 1.5%, 6/26/2029	EUR	6,866,000	5,612,584
Republic of Serbia, 6.5%, 9/26/2033 (n)		$9,549,000	9,000,658
			$27,000,276
Singapore – 1.2%
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)		$3,036,000	$2,796,126
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030		1,440,000	1,326,226
Oversea-Chinese Banking Corp. Ltd., 4.602% to 6/15/2027, FLR (CMT - 5yr. + 1.575%) to 6/15/2032		9,730,000	9,228,221
Puma International Financing S.A., 5%, 1/24/2026		15,556,000	13,977,377
Puma International Financing S.A., 5%, 1/24/2026 (n)		6,960,000	6,253,699
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		18,169,000	16,113,666
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)		9,668,000	8,849,701
Vena Energy Capital Pte Ltd., 3.133%, 2/26/2025		17,503,000	16,638,381
			$75,183,397
Slovakia – 0.1%
Eustream A.S., 1.625%, 6/25/2027	EUR	7,751,000	$6,544,840
Slovenia – 0.3%
United Group B.V., 3.125%, 2/15/2026	EUR	5,762,000	$5,532,822
United Group B.V., 3.625%, 2/15/2028		6,638,000	5,775,929
United Group B.V., 4.625%, 8/15/2028 (n)		5,209,000	4,609,113
			$15,917,864
South Africa – 1.9%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$34,883,000	$34,185,340
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		13,854,000	12,521,245
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		9,768,705	8,303,399
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026		368,260	313,021
Republic of South Africa, 5.75%, 9/30/2049		50,275,000	32,611,884

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
South Africa – continued
Republic of South Africa, 7.3%, 4/20/2052		$12,130,000	$9,433,137
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		27,362,000	20,948,854
			$118,316,880
South Korea – 0.8%
Republic of Korea, 3.25%, 3/10/2028	KRW	22,236,280,000	$15,898,057
SK Hynix, Inc., 6.25%, 1/17/2026 (n)		$11,591,000	11,548,538
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		14,800,000	14,635,648
SK Hynix, Inc., 2.375%, 1/19/2031		8,241,000	6,050,542
			$48,132,785
Sri Lanka – 1.0%
Republic of Sri Lanka, 6.75%, 4/18/2028 (a)(d)		$17,582,000	$8,735,856
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(d)(n)		3,554,000	1,765,853
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(d)		24,908,000	12,375,879
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)(n)		3,761,000	1,869,725
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)		76,115,000	37,839,435
			$62,586,748
Turkey – 4.4%
Republic of Turkey, 5.6%, 11/14/2024		$5,079,000	$4,996,111
Republic of Turkey, 4.25%, 3/13/2025		18,796,000	17,950,180
Republic of Turkey, 4.75%, 1/26/2026		3,987,000	3,723,858
Republic of Turkey, 4.875%, 10/09/2026		24,076,000	22,089,730
Republic of Turkey, 5.125%, 2/17/2028		19,812,000	17,558,583
Republic of Turkey, 6.125%, 10/24/2028		5,753,000	5,202,898
Republic of Turkey, 5.25%, 3/13/2030		31,468,000	25,953,548
Republic of Turkey, 5.95%, 1/15/2031		24,093,000	20,244,288
Republic of Turkey, 5.875%, 6/26/2031		46,090,000	38,250,460
Republic of Turkey, 9.375%, 1/19/2033		6,382,000	6,392,849
Republic of Turkey, 6.5%, 9/20/2033		14,063,000	11,776,919
Republic of Turkey, 6.875%, 3/17/2036		27,480,000	22,690,785
Republic of Turkey, 6%, 1/14/2041		22,317,000	15,874,082
Republic of Turkey, 5.75%, 5/11/2047		53,006,000	34,515,387
Turkiye Ihracat Kredi Bankasi A.S., 9%, 1/27/2027 (n)		21,498,000	21,498,344
			$268,718,022
Ukraine – 1.1%
Government of Ukraine, 7.75% (7.75% Cash or 7.75% PIK), 9/01/2029 (a)(p)		$5,310,000	$1,476,180
Government of Ukraine, 6.876% (6.876% Cash or 6.876% PIK), 5/21/2031 (a)(n)(p)		14,057,000	3,465,051
Government of Ukraine, 6.876% (6.876% Cash or 6.876% PIK), 5/21/2031 (a)(p)		12,407,000	3,058,326
Government of Ukraine, 7.375% (7.375% Cash or 7.375% PIK), 9/25/2034 (a)(p)		46,367,000	11,661,300
Government of Ukraine, 7.253% (7.253% Cash or 7.253% PIK), 3/15/2035 (a)(n)(p)		24,720,000	6,217,080
Government of Ukraine, 7.253% (7.253% Cash or 7.253% PIK), 3/15/2035 (a)(p)		24,959,000	6,277,188
Government of Ukraine, GDP Linked Bond, 7.75%, 8/01/2041 (a)		27,326,000	11,262,411
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2028 (a)(n)		1,969,000	935,275
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2028 (a)		6,885,000	3,270,375
NPC Ukrenergo (Government of Ukraine), 6.875%, 11/09/2028 (a)(n)		12,598,000	3,306,975
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		5,563,950	5,115,774
Ukrainian Railways, 8.25%, 7/09/2026 (a)		16,834,000	8,743,748
Ukrainian Railways, 7.875%, 7/15/2028		11,162,000	5,246,140
			$70,035,823

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
United Arab Emirates – 2.3%
Abu Dhabi Commercial Bank PJSC, 3.5%, 3/31/2027		$12,095,000	$11,143,123
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		23,088,000	18,846,134
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		9,662,000	8,877,349
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		9,533,000	8,315,998
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		1,000,000	872,338
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)		13,041,000	12,160,732
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)		4,748,000	4,278,423
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035		2,400,000	2,162,640
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)		7,714,000	5,811,383
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036		8,494,000	6,399,000
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)		20,209,513	14,912,161
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040		1,959,552	1,445,911
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)		1,200,000	834,918
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040		16,201,000	11,272,088
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.5%, 4/28/2033 (n)		11,543,000	11,195,371
National Central Cooling Co., PJSC (United Arab Emirates), 2.5%, 10/21/2027		7,192,000	6,262,434
Sweihan PV Power Co. PJSC, 3.625%, 1/31/2049 (n)		13,175,641	9,778,592
Sweihan PV Power Co. PJSC, 3.625%, 1/31/2049		8,251,500	6,124,032
			$140,692,627
United States – 2.2%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		$15,413,000	$11,847,947
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033		10,092,000	8,913,444
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		32,426,000	26,808,449
U.S. Treasury Bonds, 2.5%, 2/15/2046		94,683,600	60,194,359
U.S. Treasury Notes, 3.875%, 9/30/2029		10,111,000	9,569,904
U.S. Treasury Notes, 2.75%, 8/15/2032		22,889,000	19,362,663
			$136,696,766
Uruguay – 1.2%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	375,016,000	$8,905,263
Oriental Republic of Uruguay, 8.25%, 5/21/2031		296,221,000	6,733,716
Oriental Republic of Uruguay, 9.75%, 7/20/2033		689,397,000	17,085,626
Oriental Republic of Uruguay, 5.75%, 10/28/2034		$17,154,000	17,165,772
Oriental Republic of Uruguay, 4.975%, 4/20/2055		20,389,000	17,061,269
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040	UYU	248,127,298	6,226,619
			$73,178,265
Uzbekistan – 1.1%
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		$5,426,000	$4,855,076
National Bank of Uzbekistan, 4.85%, 10/21/2025		12,812,000	11,710,168
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)		12,313,000	12,231,981
Republic of Uzbekistan, 5.375%, 2/20/2029		13,036,000	11,569,450
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		9,236,000	7,023,276
Republic of Uzbekistan, 3.9%, 10/19/2031		16,211,000	12,157,472
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		14,346,000	11,262,872
			$70,810,295
Venezuela – 0.5%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)		$10,104,000	$1,732,962
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)		17,593,000	2,959,495
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)		33,488,000	5,679,824
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		36,079,000	6,681,831
Republic of Venezuela, 9.375%, 1/13/2034		1,253,000	228,199
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		74,897,500	12,320,424
			$29,602,735

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Vietnam – 0.9%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	$15,030,000	$13,587,120
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	5,750,000	5,198,000
Socialist Republic of Vietnam, 4.8%, 11/19/2024	38,808,000	38,039,602
		$56,824,722
Zambia – 0.6%
Republic of Zambia, 8.97%, 7/30/2027 (a)(d)	$56,694,000	$34,512,472
Total Bonds		$5,465,326,715
Common Stocks – 0.0%
United Kingdom – 0.0%
Petra Diamonds Ltd. (a)	3,038,227	$1,654,380
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Brokerage & Asset Managers – 0.1%
iShares MSCI Emerging Markets ETF – June 2024 @ $34	Put	Goldman Sachs International	$45,875,000	12,500	$1,537,500
iShares MSCI Emerging Markets ETF – September 2024 @ $35	Put	Goldman Sachs International	60,000,830	16,349	3,057,263
					$4,594,763
Issuer	Shares/Par
Investment Companies (h) – 9.8%
Money Market Funds – 9.8%
MFS Institutional Money Market Portfolio, 5.43% (v)	607,337,374	$607,398,108

Other Assets, Less Liabilities – 1.4%		85,725,722
Net Assets – 100.0%		$6,164,699,688
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $607,398,108 and $5,471,575,858, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,746,427,187, representing 28.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Dominican Republic, 4.5%, 1/30/2030	1/23/20-5/13/20	$7,294,737	$6,243,697
Gazprom PJSC (Russian Federation), 1.85%, 11/17/2028	11/09/21	18,983,819	9,527,188
Total Restricted Securities			$15,770,885
% of Net assets			0.3%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
TRY	Turkish Lira
UYU	Uruguayan Peso
Derivative Contracts at 10/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,524,359	USD	1,612,084	JPMorgan Chase Bank N.A.	1/19/2024	$6,887
EUR	234,589	USD	248,689	Morgan Stanley Capital Services, Inc.	1/19/2024	460
HUF	91,817,390	USD	249,056	Goldman Sachs International	1/19/2024	2,242
PEN	53,485,847	USD	13,829,566	Merrill Lynch International	11/03/2023	93,239
PEN	1,837,000	USD	473,755	Morgan Stanley Capital Services, Inc.	11/03/2023	4,431
PLN	66,904,360	USD	15,807,930	JPMorgan Chase Bank N.A.	1/19/2024	35,302
TRY	786,539,463	USD	25,606,712	BNP Paribas S.A.	1/19/2024	430,761
TRY	175,319,615	USD	5,741,595	Citibank N.A.	1/19/2024	62,156
TRY	158,062,536	USD	5,154,718	Morgan Stanley Capital Services, Inc.	1/19/2024	77,758
USD	15,822,669	BRL	79,411,990	Barclays Bank PLC	11/30/2023	124,308
USD	56,422,299	BRL	279,042,532	Barclays Bank PLC	12/04/2023	1,284,816
USD	4,751,192	BRL	23,936,695	Goldman Sachs International	11/30/2023	19,326
USD	19,474,334	CNH	141,964,000	Barclays Bank PLC	1/19/2024	32,383
USD	2,117,453	EUR	1,992,009	State Street Bank Corp.	1/19/2024	1,806
USD	691,733	IDR	10,810,193,057	Barclays Bank PLC	11/09/2023	11,241
USD	16,577,228	KRW	22,177,016,000	Barclays Bank PLC	1/26/2024	73,719
USD	2,837,235	PEN	10,380,309	Goldman Sachs International	11/03/2023	135,156
USD	20,284,010	PEN	77,788,275	Merrill Lynch International	11/03/2023	35,083
USD	478,847	PEN	1,837,000	Morgan Stanley Capital Services, Inc.	11/03/2023	661
						$2,431,735
Liability Derivatives
BRL	35,085,000	USD	6,989,740	Barclays Bank PLC	11/30/2023	$(54,049)
BRL	28,182,767	USD	5,680,555	Barclays Bank PLC	12/04/2023	(111,774)
BRL	3,019,000	USD	600,813	Goldman Sachs International	12/04/2023	(4,273)
CAD	21,839	USD	16,022	UBS AG	1/19/2024	(251)
CNH	141,157,000	USD	19,359,914	Deutsche Bank AG	1/19/2024	(28,480)
EUR	236,019	USD	251,442	Morgan Stanley Capital Services, Inc.	1/19/2024	(775)
EUR	689,012	USD	737,767	State Street Bank Corp.	1/19/2024	(5,991)
IDR	10,810,193,057	USD	714,251	Citibank N.A.	11/09/2023	(33,759)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
PEN	31,020,419	USD	8,086,026	Goldman Sachs International	11/03/2023	$(11,156)
PEN	24,302,428	USD	6,334,861	Merrill Lynch International	11/03/2023	(8,740)
USD	6,126,617	BRL	31,855,345	Barclays Bank PLC	11/30/2023	(170,627)
USD	6,106,066	BRL	31,855,345	Citibank N.A.	12/04/2023	(188,400)
USD	11,788,320	BRL	60,770,181	Goldman Sachs International	12/04/2023	(219,580)
USD	4,895,388	BRL	25,088,376	Morgan Stanley Capital Services, Inc.	12/04/2023	(61,956)
USD	40,151,204	CZK	937,751,435	HSBC Bank	1/19/2024	(178,216)
USD	1,454,844	EUR	1,372,010	Barclays Bank PLC	1/19/2024	(2,324)
USD	15,680,441	EUR	14,803,956	Citibank N.A.	1/19/2024	(42,355)
USD	7,574,683	EUR	7,159,293	Goldman Sachs International	1/19/2024	(28,968)
USD	259,989,500	EUR	244,900,673	HSBC Bank	1/19/2024	(111,477)
USD	3,500,189	EUR	3,313,844	JPMorgan Chase Bank N.A.	1/19/2024	(19,336)
USD	54,881,176	MXN	1,012,969,497	HSBC Bank	1/19/2024	(588,744)
USD	3,030,900	MXN	55,634,161	Morgan Stanley Capital Services, Inc.	1/19/2024	(15,611)
USD	18,118,066	PEN	70,366,947	Barclays Bank PLC	1/29/2024	(137,983)
USD	5,334,740	PEN	20,640,111	Goldman Sachs International	11/03/2023	(38,050)
USD	16,344,617	PEN	63,469,417	Merrill Lynch International	1/29/2024	(121,932)
USD	13,766,917	PEN	53,485,847	Merrill Lynch International	2/29/2024	(98,501)
USD	9,640,046	PLN	41,062,531	Goldman Sachs International	1/19/2024	(83,733)
USD	8,419,284	TRY	258,556,170	Morgan Stanley Capital Services, Inc.	1/19/2024	(139,916)
						$(2,506,957)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	1,077	$117,864,187	December – 2023	$(10,626,185)
U.S. Treasury Note 10 yr	Long	USD	2,104	223,385,625	December – 2023	(7,664,463)
U.S. Treasury Note 5 yr	Long	USD	1,912	199,759,188	December – 2023	(3,059,409)
U.S. Treasury Ultra Bond 30 yr	Long	USD	143	16,096,438	December – 2023	(2,142,258)
U.S. Treasury Ultra Note 10 yr	Long	USD	1,077	117,207,891	December – 2023	(6,239,558)
						$(29,731,873)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(28,795)	$(148,152)	$(176,947)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 2.75%, 1/19/2027.
At October 31, 2023, the fund had cash collateral of $507,000 and other liquid securities with an aggregate value of $16,396,304 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of October 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$4,594,763	$—	$4,594,763
United Kingdom	1,654,380	—	—	1,654,380
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	115,935,375	—	115,935,375
Non - U.S. Sovereign Debt	—	4,064,382,825	—	4,064,382,825
U.S. Corporate Bonds	—	20,761,391	—	20,761,391
Foreign Bonds	—	1,264,247,124	—	1,264,247,124
Mutual Funds	607,398,108	—	—	607,398,108
Total	$609,052,488	$5,469,921,478	$—	$6,078,973,966
Other Financial Instruments
Futures Contracts – Liabilities	$(29,731,873)	$—	$—	$(29,731,873)
Forward Foreign Currency Exchange Contracts – Assets	—	2,431,735	—	2,431,735
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,506,957)	—	(2,506,957)
Swap Agreements – Liabilities	—	(176,947)	—	(176,947)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$453,008,682	$434,495,158	$280,159,267	$(30,568)	$84,103	$607,398,108
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,028,764	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2023, are as follows:
United States	12.2%
Mexico	8.0%
India	5.1%
Turkey	4.4%
Chile	4.3%
Oman	3.7%
Brazil	3.6%
Dominican Republic	3.6%
Indonesia	3.2%
Other Countries	51.9%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.